Goodwill and Other Intangible Assets: Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 28, 2014	Sep. 27, 2013	Sep. 28, 2012
Other Intangible Assets
Gross Amount	$ 2,652,903	$ 2,652,975	$ 2,661,060
Accumulated Amortization	(1,325,554)	(1,244,211)	(1,065,911)
Net Amount	1,327,349	1,408,764	1,595,149
Customer Relationships
Other Intangible Assets
Gross Amount	1,891,679	1,892,484	1,897,933
Accumulated Amortization	(1,323,921)	(1,242,578)	(1,064,492)
Net Amount	567,758	649,906	833,441
Trade names
Other Intangible Assets
Gross Amount	761,224	760,491	763,127
Accumulated Amortization	(1,633)	(1,633)	(1,419)
Net Amount	$ 759,591	$ 758,858	$ 761,708